Leases (Tables)	6 Months Ended
Jun. 30, 2026
Lessee Disclosure [Abstract]
Schedule of Remaining Lease Payments	Remaining lease payments for the facilities are as follows (in $000s):
2026	6
2027	2
Thereafter	-
Total future minimum lease obligation	$8